11 Hanover Square
New York, NY 10005
May 1, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Midas Series Trust
1933 Act File No. 002-98229
1940 Act File No. 811-04316

Dear Sir or Madam:

    Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), Midas Series Trust (the “Registrant”) hereby certifies (a) that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 59 on the Registrant's registration statement on Form N-1A (the "Amendment"), and (b) that Amendment was filed electronically.

    If you have any questions concerning the foregoing, please to contact me at 1-212-785-0900 ext. 208 or jramirez@midasfunds.com.

                                        Sincerely,

                                        /s/ John F. Ramirez, Esq.
                                        General Counsel